[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 31, 2003


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - BOND FUNDS




                           CORE BOND FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares










This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN CORE BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

o U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

o  mortgage- and asset-backed securities.

o  corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in Core Bond Fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES.
Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

                             1      FUND PROFILE - First American Core Bond Fund

FIRST AMERICAN CORE BOND FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

17.29%   3.46%   8.85%   8.93%   -2.76%   11.06%   8.10%   8.31%
--------------------------------------------------------------------------------
1995     1996    1997    1998     1999    2000     2001    2002

Best Quarter:
Quarter ending     June 30, 1995        6.13%
Worst Quarter:
Quarter ending     March 31, 1996      (1.63)%

AVERAGE ANNUAL TOTAL RETURNS     Inception       One       Five        Since
AS OF 12/31/02                        Date      Year      Years    Inception
--------------------------------------------------------------------------------
Core Bond Fund(1)                   2/4/94      8.31%      6.61%        6.60%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)                 10.25%      7.55%        7.46%
--------------------------------------------------------------------------------

(1)Effective 1/31/03, the fund changed its name from Fixed Income Fund to Core Bond Fund.

(2)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
 (AS A PERCENTAGE OF OFFERING PRICE)
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                         0.50%
 Distribution and Service (12b-1) Fees                                   None
 Other Expenses                                                          0.28%
 Total Annual Fund Operating Expenses                                    0.78%
--------------------------------------------------------------------------------

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                (0.08)%
 NET EXPENSES (AFTER WAIVERS)                                            0.70%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                               $  80
   3 years                                                              $ 249
   5 years                                                              $ 433
  10 years                                                              $ 966

                             2      FUND PROFILE - First American Core Bond Fund

FIRST AMERICAN CORE BOND FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.











FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

1/2003

                             3      FUND PROFILE - First American Core Bond Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 31, 2003


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - BOND FUNDS




                             INTERMEDIATE
                          GOVERNMENT BOND
                                     FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares









This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN INTERMEDIATE GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund also may enter into repurchase agreements and options and futures transactions that generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

o  Farm Credit System Financial Assistance Corporation;

o  Federal Home Loan Banks System;

o  Student Loan Marketing Association; and

o  Tennessee Valley Authority.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund's investments in Treasury, agency, and instrumentality securities may include zero coupon securities, adjustable rate securities, and U.S. Treasury inflation indexed securities. The fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's yield.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issue may "call" - or repay - its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Intermediate Government Bond Fund shares have not been offered for a full calendar year, no performance information is presented for these shares.

--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

          1      FUND PROFILE - First American Intermediate Government Bond Fund

FIRST AMERICAN INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
 (AS A PERCENTAGE OF  ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                         0.50%
 Distribution and Service (12b-1) Fees                                   None
 Other Expenses(2)                                                       0.30%
 Total Annual Fund Operating Expenses                                    0.80%
--------------------------------------------------------------------------------
(1)THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

 WAIVER OF FUND EXPENSES                                                (0.20)%
 NET EXPENSES (AFTER WAIVERS)                                            0.60%

(2)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                               $  82
   3 years                                                              $ 255
   5 years                                                              $ 444
  10 years                                                              $ 990

          2      FUND PROFILE - First American Intermediate Government Bond Fund

FIRST AMERICAN INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.










FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

1/2003

          3      FUND PROFILE - First American Intermediate Government Bond Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 31, 2003


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS




     SMALL CAP GROWTH OPPORTUNITIES FUND
        U.S. Bancorp 401(k) Savings Plan
                          Class Y Shares










This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN SMALL CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of September 30, 2002, market capitalizations of companies in the Russell 2000 Index ranged from approximately $8 million to $1.8 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund's total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISK OF SELLING SECURITIES SHORT. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position (by acquiring the security in the open market). The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

        1      FUND PROFILE - First American Small Cap Growth Opportunities Fund

FIRST AMERICAN SMALL CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

57.23%    13.92%    -2.45%    137.79%     11.60%     5.39%    -25.59%
--------------------------------------------------------------------------------
1996      1997       1998     1999        2000       2001      2002

Best Quarter:
Quarter ending   December 31, 1999      70.80%
Worst Quarter:
Quarter ending   September 30, 1998    (30.81)%

AVERAGE ANNUAL TOTAL RETURNS         Inception      One       Five       Since
AS OF 12/31/02(1,2)                       Date     Year      Years   Inception
--------------------------------------------------------------------------------
Small Cap Growth Opportunities Fund     8/1/95   (25.59)%    15.13%      21.86%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(3)                     (30.26)%    (6.59)%     (0.87)%
--------------------------------------------------------------------------------

(1)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Effective 1/31/03, the fund changed its name from Micro Cap Fund to Small Cap Growth Opportunities Fund. On 9/24/01, the fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund.

(2)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 7/31/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
 WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                         1.40%
 Distribution and Service (12b-1) Fees                                   None
 Other Expenses                                                          0.32%
 Total Annual Fund Operating Expenses                                    1.72%
--------------------------------------------------------------------------------
(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                (0.04)%
 NET EXPENSES (AFTER WAIVERS)                                            1.68%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.68%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $  175
   3 years                                                             $  542
   5 years                                                             $  933
  10 years                                                             $2,030

        2      FUND PROFILE - First American Small Cap Growth Opportunities Fund

FIRST AMERICAN SMALL CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.










FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

1/2003

        3      FUND PROFILE - First American Small Cap Growth Opportunities Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 31, 2003


                                           FUND PROFILE
                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           ASSET CLASS - STOCK FUNDS




                         LARGE CAP GROWTH
                       OPPORTUNITIES FUND
         U.S. Bancorp 401(k) Savings Plan
                           Class Y Shares









This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN LARGE CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of September 30, 2002, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

o  above average growth in revenue and earnings.

o  strong competitive position.

o  strong management.

o  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

                           1      FUND PROFILE - First American Large Cap Growth
                                                 Opportunities Fund

FIRST AMERICAN LARGE CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

9.98%  -5.34%  30.03%  18.15%  22.91%  30.46%  14.29%  -1.22%  -22.21%  -25.08%
--------------------------------------------------------------------------------
1993    1994   1995    1996    1997    1998    1999     2000    2001     2002

Best Quarter:
Quarter ending   December 31, 1998      24.04%
Worst Quarter:
Quarter ending   September 30, 2001    (17.48)%

AVERAGE ANNUAL TOTAL RETURNS            Inception      One       Five      Ten
AS OF 12/31/02(1)                            Date     Year      Years    Years
--------------------------------------------------------------------------------
Large Cap Growth Opportunities Fund      12/29/92   (25.08)%    (3.01)%   5.37%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                        (27.88)%    (3.84)%   6.71%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)            (22.10)%    (0.59)%   9.34%
--------------------------------------------------------------------------------

(1)Effective 1/31/03, the fund changed its name from Large Cap Core Fund to Large Cap Growth Opportunities Fund. On 9/24/01, the fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies.

(3)An unmanaged index of large capitalization stocks.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
 WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(2) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management Fees                                                         0.65%
 Distribution and Service (12b-1) Fees                                   None
 Other Expenses                                                          0.32%
 Total Annual Fund Operating Expenses                                    0.97%
--------------------------------------------------------------------------------
(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                (0.07)%
 NET EXPENSES (AFTER WAIVERS)                                            0.90%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                              $   99
   3 years                                                             $  309
   5 years                                                             $  536
  10 years                                                             $1,190

                           2      FUND PROFILE - First American Large Cap Growth
                                                 Opportunities Fund

FIRST AMERICAN LARGE CAP GROWTH OPPORTUNITIES FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.









FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

1/2003

                           3      FUND PROFILE - First American Large Cap Growth
                                                 Opportunities Fund